Transactions with Related Parties (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 03, 2021 shares	Jan. 27, 2021	Nov. 30, 2020	Jan. 31, 2020	Aug. 31, 2019
Related Party Transaction [Line Items]
Seller's credit agreement	$ 16,000	$ 0	$ 0
Financing arrangements and credit facility assumed in connection with the acquisition of companies owning vessels	$ 866,344	$ 0	0
Common units issued | shares	19,776,946	18,623,100
Number of vessels	21
Vessel operating expenses	$ 5,923	$ 4,976	3,917
General and administrative expenses	8,662	7,195	5,502
Capital Executive, Capital Gas and or CSM Managers [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	5,923	4,976	3,917
Capital Executive Ship Management Corp. [Member]
Related Party Transaction [Line Items]
Number of vessels change manager						1		10
M/V Athenian, M/V Athos and M/V Aristomenis [Member]
Related Party Transaction [Line Items]
Number of vessels							3
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses	1,880	$ 1,880	$ 1,880
LNG/C Aristos I and LNG/C Aristarchos [Member]
Related Party Transaction [Line Items]
Seller's credit agreement	10,000
Financing arrangements and credit facility assumed in connection with the acquisition of companies owning vessels	$ 304,355
Common units issued | shares	1,153,846			1,153,846
LNG/C Attalos, LNG/C Asklipios, LNG/C Adamastos and LNG/C Aristidis I [Member]
Related Party Transaction [Line Items]
Financing arrangements and credit facility assumed in connection with the acquisition of companies owning vessels	$ 561,989
M/V Long Beach Express,M/V Seattle Express and M/V Fos Express [Member]
Related Party Transaction [Line Items]
Seller's credit agreement	$ 6,000
Number of vessels					3